Certain Transactions	6 Months Ended
Jun. 30, 2025
Certain Transactions [Abstract]
CERTAIN TRANSACTIONS

NOTE 6 – Certain transactions:

A.	On February 20, 2025 the Company and Baran Energy, a subsidiary of the Baran Group Ltd. (“Baran”) announced they have signed a strategic cooperation agreement to accelerate bGen™ ZERO project development and deployments through sales, acquisitions, and operations of selected projects in Israel (“the Baran Cooperation Agreement”). To further bGen™ uptake within industrial sectors, Brenmiller will sell certain projects to Baran, subject to the satisfaction of certain conditions precedent, benefiting from the engineering firm’s core project capabilities to ensure effective and timely deployment. These projects include the lease agreements with Tempo and the Wolfson Medical center, see Note 12C. to the 2024 annual financial statements and Note 9B hereafter.

B.	During the interim period, the remuneration committee has approved the 2025 performance conditions plan for the remunerations of its executive employees (to be paid in cash or share based payment, as determined by the Company’s remuneration committee). As of June 30, 2025, meeting these targets in 2025 was considered not probable and was therefore not provided for.